Average Annual Total Returns - FidelityTrendFund-RetailPRO - FidelityTrendFund-RetailPRO - Fidelity Trend Fund	Mar. 01, 2023
Fidelity Trend Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(33.64%)
Past 5 years	9.59%
Past 10 years	13.08%
Fidelity Trend Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(34.39%)
Past 5 years	7.66%
Past 10 years	10.69%
Fidelity Trend Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(19.31%)
Past 5 years	7.50%
Past 10 years	10.20%
RS004
Average Annual Return:
Past 1 year	(29.14%)
Past 5 years	10.96%
Past 10 years	14.10%